Long-term debt - Contract Amounts (Details) R in Millions, $ in Millions	1 Months Ended
	Aug. 31, 2019 ZAR (R)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ZAR (R)
Long-term debt
Utilised facilities				R 104,454
Available facilities				60,291
Available cash excluding restricted cash				40,405
Total funds available for use				100,696
Interest accrued on borrowings				1,010
Unamortised loan costs				(375)		R (439)
Total debt (including bank overdraft)				105,089
Long-term debt				82,500		97,137
Short-term debt				22,416
Short-term debt				82		60
Short-term portion				22,334		5,506
Bank overdraft				173		R 243
Group treasury facilities | Commercial paper
Long-term debt
Contract amount				8,000
Utilised facilities				2,176
Available facilities				5,824
Proceeds from borrowings	R 2,176
Group treasury facilities | Commercial paper | 3 month Jibar | Rand
Long-term debt
Adjustment to interest rate basis	1.30%
Group treasury facilities | Commercial banking facilities
Long-term debt
Contract amount				8,150
Available facilities				8,150
Group treasury facilities | Revolving credit facility, repayable in June 2024
Long-term debt
Contract amount				2,442	$ 150
Utilised facilities				2,442
Group treasury facilities | Revolving credit facility, repayable November 2024
Long-term debt
Contract amount		$ 2,075	$ 2,549	46,317	2,845
Available facilities				46,317
Unsecured debt | Term loan, repayable in June 2024
Long-term debt
Contract amount				20,919	1,285
Utilised facilities				20,919
Unsecured debt | US Dollar Bond November 2022
Long-term debt
Contract amount				16,280	1,000
Utilised facilities				16,280
Unsecured debt | US Dollar Bond March 2024
Long-term debt
Contract amount				24,420	1,500
Utilised facilities				24,420
Unsecured debt | US Dollar Bond September 2026
Long-term debt
Contract amount				10,582	650
Utilised facilities				10,582
Unsecured debt | US Dollar Bond September 2028
Long-term debt
Contract amount				12,210	750
Utilised facilities				12,210
Unsecured debt | US Dollar Bond March 2031
Long-term debt
Contract amount				13,838	$ 850
Utilised facilities				13,838
Specific project asset finance | Energy - Clean Fuels II project financing
Long-term debt
Contract amount				875
Utilised facilities				875
Other debt arrangements
Long-term debt
Utilised facilities				R 712